37. FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments Tables
Financial instruments
As of December 31, 2017	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	21,512	590	22,102	2,085	24,187
Financial assets at amortized cost
Government securities	11	-	11	-	11
Trusts	14	-	14	-	14
Financial assets at fair value through profit and loss
Government securities	-	5,024	5,024	-	5,024
Shares	-	150	150	-	150
Investment funds	-	9,589	9,589	-	9,589
Derivative financial instruments	-	4	4	-	4
Cash and cash equivalents	799	-	799	-	799
Total	22,336	15,357	37,693	2,085	39,778

Liabilities
Trade and other liabilities	18,142	1,885	20,027	4,429	24,456
Borrowings	42,966	-	42,966	-	42,966
Derivative financial instruments	-	82	82	-	82
Total	61,108	1,967	63,075	4,429	67,504

As of December 31, 2016	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non financial assets/liabilities	Total
Assets
Trade receivables and other receivables	17,553	29	17,582	1,031	18,613
Financial assets at amortized cost
Government securities	46	-	46	-	46
Corporate securities	1	-	1	-	1
Trusts	38	-	38	-	38
Financial assets at fair value through profit and loss
Government securities	-	1,576	1,576	-	1,576
Corporate securities	-	12	12	-	12
Shares	-	150	150	-	150
Investment funds	-	3,189	3,189	-	3,189
Derivative financial instruments	-	13	13	-	13
Cash and cash equivalents	1,360	61	1,421	-	1,421
Total	18,998	5,030	24,028	1,031	25,059

Liabilities
Trade and other liabilities	13,016	1,347	14,363	3,840	18,203
Borrowings	25,972	-	25,972	-	25,972
Total	38,988	1,347	40,335	3,840	44,175

Income, expenses, gains and losses from financial instruments
As of December 31, 2017	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	1,277	155	1,432	-	1,432
Interest expense	(4,767)	-	(4,767)	(242)	(5,009)
Foreign exchange, net	(4,353)	1,115	(3,238)	(320)	(3,558)
Results from financial instruments at fair value	-	1,471	1,471	-	1,471
Other financial results	(245)	-	(245)	(37)	(282)
Total	(8,088)	2,741	(5,347)	(599)	(5,946)

As of December 31, 2016	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	845	4	849	-	849
Interest expense	(3,700)	(417)	(4,117)	(66)	(4,183)
Foreign exchange, net	(1,369)	250	(1,119)	20	(1,099)
Results from financial instruments at fair value	-	1,120	1,120	-	1,120
Other financial results	(166)	3	(163)	(32)	(195)
Total	(4,390)	960	(3,430)	(78)	(3,508)

As of December 31, 2015	Financial assets/liabilities at amortized cost	Financial assets/liabilities at fair value through profit and loss	Subtotal financial assets/liabilities	Non Financial assets/ liabilities	Total
Interest income	327	4	331	-	331
Interest expense	(1,137)	-	(1,137)	(71)	(1,208)
Foreign exchange, net	(1,027)	461	(566)	-	(566)
Results from financial instruments at fair value	-	2,271	2,271	-	2,271
Other financial results	(17)	1	(16)	(19)	(35)
Total	(1,854)	2,737	883	(90)	793